Chapter 11 Proceedings, Ability to Continue as a Going Concern (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liabilities Subject To Compromise [Abstract]
Accounts payable	$ 1,322			$ 1,322
Accrued liabilities	6,303			6,303
Accrued interest payable	99,774			99,774
Debt	3,759,000			3,759,000
Accrued contract settlements	171,642			171,642
Liabilities subject to compromise	4,038,041			4,038,041	$ 0
Reorganization Items [Abstract]
Professional fees				11,781	0	$ 0
Deferred financing costs				18,742	0	0
Contract settlements				17,350
Other				(370)	0	0
Total Reorganization items, net	$ 22,211	$ 3,109	$ 22,183	$ 47,503	$ 0	$ 0